Stockholders' Equity (Details) - USD ($)				12 Months Ended
	Nov. 17, 2025	Nov. 01, 2024	Jul. 01, 2024	Dec. 31, 2025	Dec. 31, 2024	Jul. 09, 2025	Jun. 05, 2024	Jan. 26, 2022
Stockholders’ Equity [Line Items]
Common Stock Public Price (in Dollars per share)				$ 8.15
Outstanding shares (in Dollars per share)				$ 0.01
Designated preferred stock				25.00%
Net proceeds (in Dollars)				$ 208,498
Subscription receivable (in Dollars)					$ 28,734
Net proceeds (in Dollars)				$ 192,338	$ 293,333
Authorized to issue				50,000,000	50,000,000
Par value (in Dollars per share)				$ 0.01	$ 0.01
Common stock and outstanding				5,442,249	4,823,125
Issued of shares				5,442,249	4,823,125			3,000,000
Purchase of non-qualified stock options		120,000	645,000
Common stock at exercise price (in Dollars per share)	$ 8.16	$ 2.55	$ 2.55
Dividend yield, percentage				0.00%
Total fair market value (in Dollars)		$ 440,496
Stock-based compensation (in Dollars)				$ 516,180	$ 2,176,098
(in Dollars)				1,440,592	1,392,032
Selling, General and Administrative Expense (in Dollars)				3,342,843	4,759,587
Research and Development Expense (in Dollars)				592,569	1,261,781
Unrecognized share-based compensation (in Dollars)				$ 704,859
Unvested stock options peried				2 years
Warrant to purchase (in Dollars)				$ 500,000
Warrant to purchase fixed price (in Dollars per share)	$ (8)
Purchase of shares	2,169
Cost of Revenues [Member]
Stockholders’ Equity [Line Items]
(in Dollars)				18,628	99,668
Selling, General and Administrative Expense (in Dollars)				395,936	1,550,763
Research and Development Expense (in Dollars)				$ 101,616	$ 525,667
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Authorized				20,000,000
Par value (in Dollars per share)				$ 0.01
Stock issued
Stock Options [Member]
Stockholders’ Equity [Line Items]
Dividend yield, percentage		0.00%
Volatility, percentage		84.60%
Risk free rate		3.67%
Estimated term		5 years
Employees And Officers [Member]
Stockholders’ Equity [Line Items]
Options issued to certain employees			50,000
Employees and officers vested, percentage			50.00%
Remainder vests over peried			24 months
Employees and Officers Two [Member]
Stockholders’ Equity [Line Items]
Options issued to certain employees			440,000
Employees and officers vested, percentage			25.00%
Remainder vests over peried			36 months
Employees and Officers Three [Member]
Stockholders’ Equity [Line Items]
Options issued to certain employees			5,000
Employees And Officers Four [Member]
Stockholders’ Equity [Line Items]
Options issued to certain employees			150,000
Vest over term of one year			1 year
Black-Scholes Option [Member]
Stockholders’ Equity [Line Items]
Dividend yield, percentage			0.00%
Total fair market value (in Dollars)			$ 2,472,200
Volatility maximum			79.50%
Volatility minimum			84.70%
Risk free rate minimum			4.44%
Risk free rate maximum			5.48%
NASDAQ Index Future [Member]
Stockholders’ Equity [Line Items]
Warrant to purchase fixed price (in Dollars per share)	$ 8
Nasdaq price (in Dollars per share)	$ 11.42
Minimum [Member]
Stockholders’ Equity [Line Items]
Volatility, percentage				79.50%
Risk free rate				3.60%
Estimated term				5 years
Minimum [Member] | Black-Scholes Option [Member]
Stockholders’ Equity [Line Items]
Estimated term			5 years
Maximum [Member]
Stockholders’ Equity [Line Items]
Volatility, percentage				80.10%
Risk free rate				5.48%
Estimated term				6 years 1 month 6 days
Maximum [Member] | Black-Scholes Option [Member]
Stockholders’ Equity [Line Items]
Estimated term			6 years
Series A Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Authorized				1,303,000	1,303,000
Par value (in Dollars per share)				$ 0.01	$ 0.01
Liquidation preference (in Dollars per share)				$ 3.07
Stock issued				846,368	846,368
Stock outstanding				846,368	846,368
Series A-1 preferred stock [Member]
Stockholders’ Equity [Line Items]
Authorized				978,000	978,000
Par value (in Dollars per share)				$ 0.01	$ 0.01
Liquidation preference (in Dollars per share)				$ 3.07
Stock issued				651,465	651,465
Stock outstanding				651,465	651,465
SeriesA-2 Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Authorized				800,000	800,000
Par value (in Dollars per share)				$ 0.01	$ 0.01
Liquidation preference (in Dollars per share)				$ 3.26
Stock issued				442,402	442,402
Stock outstanding				442,402	442,402
Series B Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Authorized				3,569,405	3,569,405
Par value (in Dollars per share)				$ 0.01	$ 0.01
Liquidation preference (in Dollars per share)				$ 3.53
Stock issued				1,471,487	1,471,487
Stock outstanding				1,471,487	1,471,487
Series C Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Authorized				3,340,909	3,340,909
Par value (in Dollars per share)				$ 0.01	$ 0.01
Liquidation preference (in Dollars per share)				$ 4.4
Stock issued				1,204,040	1,204,040
Stock outstanding				1,204,040	1,204,040
Series D Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Authorized				936,329	936,329
Par value (in Dollars per share)				$ 0.01	$ 0.01
Gross proceeds (in Dollars)				$ 192,338	$ 333,326
Liquidation preference (in Dollars per share)				$ 5.34
Designated preferred stock				70.00%
Holders of shares				30.00%
Stock issued				101,565	62,441
Stock outstanding				101,565	62,441
Number of shares issued				39,124	62,441
Stock receivable (in Dollars)					$ 28,734
Net proceeds (in Dollars)					$ 293,333
Conversion Rights [Member]
Stockholders’ Equity [Line Items]
Common Stock Public Price (in Dollars per share)				$ 8.15
Gross proceeds (in Dollars)				$ 5,000,000
Outstanding shares (in Dollars per share)				$ 67
Holders of shares				67.00%
Preferred Stock [Member]
Stockholders’ Equity [Line Items]
Designated preferred stock				70.00%
Common Stock [Member]
Stockholders’ Equity [Line Items]
Holders of shares				30.00%
Authorized to issue				50,000,000
Par value (in Dollars per share)				$ 0.01
Common stock and outstanding				5,442,249	4,823,125
Issued of shares	525,000					94,124	49,997
Preemptive Rights [Member]
Stockholders’ Equity [Line Items]
Holders of shares				5.00%
Percentage of Exceeds				10.00%
Voting Rights [Member]
Stockholders’ Equity [Line Items]
Holders of shares				25.00%